Vessel in Operation - Additional Information (Detail) $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 12, 2017 USD ($) Vessel m³	Apr. 30, 2014 Vessel m³	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment			$ 1,352	$ 1,141
Property, plant and equipment, net			1,578		$ 194
Semi Refrigerated [Member]
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment	$ 51,000
Semi-refrigerated gas carrier, acquired | Vessel	2
Semi Refrigerated [Member] | Ethylene/Ethane Capable Carrier [Member]
Property, Plant and Equipment [Line Items]
Gas carrier cargo capacity | m³		37,300
Number of vessels to be constructed | Vessel		3
Semi Refrigerated [Member] | Navigator Nova LLC [Member]
Property, Plant and Equipment [Line Items]
Delivery of vessels, month date and year		Jan. 12, 2017
Semi Refrigerated [Member] | Navigator Nova LLC [Member] | Ethylene/Ethane Capable Carrier [Member]
Property, Plant and Equipment [Line Items]
Gas carrier cargo capacity | m³	37,300
Payment for property plant and equipment	$ 78,400
Number of vessels to be constructed | Vessel	4
Semi Refrigerated [Member] | Navigator Luga L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Delivery of vessels, month date and year	Jan. 24, 2017
Semi Refrigerated [Member] | Navigator Yauza L.L.C. [Member]
Property, Plant and Equipment [Line Items]
Delivery of vessels, month date and year	Apr. 15, 2017
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			$ 1,500,000